Company's subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Zenvia Mobile Serviços Digitais S.A.
Company's subsidiaries
Country of Origin	Brazil
Zenvia Mobile Serviços Digitais S.A. | Direct
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Zenvia Mobile Serviços Digitais S.A. | Indirect
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
MKMB Soluções Tecnológicas Ltda.
Company's subsidiaries
Country of Origin	Brazil
MKMB Soluções Tecnológicas Ltda. | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
MKMB Soluções Tecnológicas Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Total Voice Comunicação S.A.
Company's subsidiaries
Country of Origin	Brazil
Total Voice Comunicação S.A. | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Total Voice Comunicação S.A. | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Rodati Motors Corporation
Company's subsidiaries
Country of Origin	USA
Rodati Motors Corporation | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Rodati Motors Corporation | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Zenvia México
Company's subsidiaries
Country of Origin	Mexico
Zenvia México | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Zenvia México | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Zenvia Voice Ltda
Company's subsidiaries
Country of Origin	Brazil
Zenvia Voice Ltda | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Zenvia Voice Ltda | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A.
Company's subsidiaries
Country of Origin	Brazil
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Sensedata Tecnologia Ltda.
Company's subsidiaries
Country of Origin	Brazil
Sensedata Tecnologia Ltda. | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Sensedata Tecnologia Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Rodati Services S.A.
Company's subsidiaries
Country of Origin	Argentina
Rodati Services S.A. | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Rodati Services S.A. | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Movidesk S.A.
Company's subsidiaries
Country of Origin	Brazil
Movidesk S.A. | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Movidesk S.A. | Indirect
Company's subsidiaries
% holding of subsidiary	98.04%	98.04%	0.00%
Rodati Servicios, S.A. de CV
Company's subsidiaries
Country of Origin	Mexico
Rodati Servicios, S.A. de CV | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Rodati Servicios, S.A. de CV | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%
Rodati Motors Central de Informações de Veículos Automotores Ltda.
Company's subsidiaries
Country of Origin	Brazil
Rodati Motors Central de Informações de Veículos Automotores Ltda. | Direct
Company's subsidiaries
% holding of subsidiary	0.00%	0.00%	0.00%
Rodati Motors Central de Informações de Veículos Automotores Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary	100.00%	100.00%	100.00%